John Hancock
California Municipal Bond Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.1%				$259,692,430
(Cost $269,663,743)
California 96.7%				255,902,313
ABAG Finance Authority for Nonprofit Corps Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,004,697
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,216,500
Antelope Valley Community College District Election 2016, Series B, GO	4.000	08-01-45	500,000	481,718
Antelope Valley Community College District Election 2016, Series C, GO (A)	4.579	08-01-38	1,000,000	496,305
Bay Area Water Supply & Conservation Agency Capital Cost Recovery Prepayment Program, Series A	5.000	10-01-33	2,000,000	2,421,628
Burbank Unified School District Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,803,356
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,250,000	1,244,380
California Community Housing Agency Stoneridge Apartments, Series A (B)	4.000	02-01-56	600,000	447,479
California Community Housing Agency Verdant at Green Valley Project, Series A (B)	5.000	08-01-49	1,000,000	955,132
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,010,000	1,010,733
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,502,040
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	881,265
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	470,000	469,964
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,009,230
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-40	430,000	413,104
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-50	350,000	316,241
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-55	240,000	212,726
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	1,000,000	1,069,772
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,011,206
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	916,255
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,750,000	1,701,337
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,026,059
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,452,434
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,018,294
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,019,042
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	945,460
California Housing Finance Agency Series A	4.250	01-15-35	947,396	943,363
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	897,019
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	1,000,000	$983,448
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.125	11-01-52	1,300,000	1,144,332
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	1,500,000	1,365,456
California Infrastructure & Economic Development Bank Science Center Phase III	4.000	05-01-36	1,000,000	1,002,154
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.250	11-01-52	750,000	789,795
California Municipal Finance Authority Channing House Project, Series A (C)	4.000	05-15-40	1,500,000	1,481,724
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	502,293
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	377,129
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,020,283
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,597,735
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,767,204
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	1,000,000	1,070,909
California Municipal Finance Authority West Village Student Housing Project at UC Davis (C)	4.000	05-15-48	1,565,000	1,439,437
California Municipal Finance Authority Wineville School Project, Series A (C)	5.000	10-01-42	2,000,000	2,061,305
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	11-21-45	2,500,000	2,514,897
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	990,351
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,699,474
California Public Finance Authority Enso Village Project, Series A (B)	5.000	11-15-46	1,100,000	940,712
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-50	500,000	448,626
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-55	500,000	441,879
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	1,969,976
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-44	485,000	434,003
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-54	1,000,000	853,367
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	110,000	114,882
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	1,165,000	1,159,569
California School Finance Authority Classical Academies Oceanside (B)	5.000	10-01-42	500,000	509,554
California School Finance Authority Granada Hills Charter High School Obligated Group (B)	5.000	07-01-43	1,000,000	1,006,215
California School Finance Authority Hawking Steam Charter School (B)	5.250	07-01-52	500,000	475,584
California School Finance Authority John Adams Academies, Series A (B)	5.125	07-01-62	1,000,000	871,025
California School Finance Authority KIPP LA Project, Series A (B)	5.000	07-01-47	1,500,000	1,508,163
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Sonoma County Junior College (B)	4.000	11-01-41	1,000,000	$820,180
California School Finance Authority Sonoma County Junior College (B)	4.000	11-01-55	580,000	425,101
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	973,573
California State Public Works Board Various Capital Projects, Series A	5.000	08-01-36	1,000,000	1,127,057
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,595,000	1,547,244
California State University Series A	3.000	11-01-52	1,500,000	1,107,866
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	1,904,308
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,485,000	1,500,630
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	500,000	501,719
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	2,000,000	1,856,199
California Statewide Communities Development Authority Enloe Medical Center, Series A (C)	5.250	08-15-52	1,000,000	1,057,679
California Statewide Communities Development Authority Front Porch Communities & Services	3.000	04-01-37	2,000,000	1,675,703
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	815,000	827,960
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	995,000	780,152
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	1,000,000	1,005,581
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	1,125,000	1,060,534
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,018,579
California Statewide Financing Authority Pooled Tobacco Securitization Program, Series C (A)(B)	9.393	06-01-55	12,000,000	635,688
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,000,000	2,034,842
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	2,400,000	2,441,810
Cascade Union Elementary School District Election 2016, Series A, GO (C)	3.750	08-01-46	250,000	213,702
Center Unified School District Election 2008, Series C, GO (C)	4.125	08-01-46	1,250,000	1,213,381
Chino Valley Unified School District Election 2016, Series C, GO (A)	4.048	08-01-36	250,000	145,613
Chino Valley Unified School District Election 2016, Series C, GO (A)	4.411	08-01-40	675,000	314,688
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (B)	5.000	09-01-52	1,000,000	942,150
City of Belmont Library Project, Series A (C)	5.750	08-01-24	45,000	46,055
City of Irvine Community Facilities District No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,007,955
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,009,728
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,265,000	1,267,523
City of Long Beach Airport System Revenue Series C, AMT (C)	5.000	06-01-42	500,000	524,149
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	$537,982
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,500,000	1,403,846
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-49	1,500,000	1,376,185
City of Los Angeles Department of Airports Los Angeles International Airport, Series C, AMT	5.000	05-15-35	1,000,000	1,080,141
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	1,871,794
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	723,608
City of Oroville Oroville Hospital	5.250	04-01-49	1,000,000	952,041
City of Rocklin Community Facilities District No. 10 Whitney (C)	4.000	09-01-43	2,000,000	1,941,656
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	482,099
City of San Clemente Community Facilities District No. 2006-1	5.000	09-01-46	1,955,000	1,968,034
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-40	360,000	377,186
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	820,000	857,092
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	543,899
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	582,158
City of Victorville Electric Revenue Series A	5.000	05-01-36	500,000	533,452
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,061,601
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,114,038
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (A)(C)	4.673	08-01-40	3,110,000	1,387,113
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.000	08-01-42	1,250,000	1,334,177
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	976,057
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	966,105
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (B)	4.000	10-01-56	1,000,000	749,284
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (B)	3.000	03-01-57	1,200,000	800,811
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (B)	4.000	08-01-56	1,000,000	810,710
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (B)	4.000	07-01-56	600,000	461,652
Del Mar Union School District Election 2018, Series B, GO	4.000	08-01-46	1,000,000	969,795
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-33	270,000	324,099
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-34	225,000	264,652
East Bay Municipal Utility District Water System Revenue Series B-2	5.000	06-01-34	1,000,000	1,223,665
El Monte City School District Election 2008, Series C, GO (C)	4.000	08-01-47	200,000	189,867
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
El Monte City School District Election 2014, Series D, GO (C)	4.000	08-01-42	300,000	$290,458
Foothill-Eastern Transportation Corridor Agency Series B-2 (C)	3.500	01-15-53	2,565,000	2,116,881
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	2,250,000	2,346,847
Golden State Tobacco Securitization Corp. Series A, Prerefunded	5.000	06-01-40	2,750,000	2,868,369
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-31	1,000,000	1,117,480
Golden State Tobacco Securitization Corp. Series B-2 (A)	5.391	06-01-66	9,000,000	898,380
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,040,896
Hastings Campus Housing Finance Authority Series A (B)	5.000	07-01-45	1,000,000	853,724
Hemet Unified School District Election 2018, Series D, GO (C)	4.000	08-01-43	1,835,000	1,766,616
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,250,000	1,067,189
Inglewood Unified School District Series A, GO (C)	4.000	08-01-36	555,000	558,031
Inglewood Unified School District Series A, GO (C)	4.000	08-01-37	445,000	444,257
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,512,280
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (C)	4.000	09-01-38	1,045,000	1,040,570
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (C)	4.000	09-01-42	1,365,000	1,320,671
Liberty Union High School District Election 2016, Series B, GO	3.000	08-01-41	1,670,000	1,360,919
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-29	475,000	539,748
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-30	400,000	461,984
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	380,776
Los Angeles Community College District Election 2008, Series K, GO	3.000	08-01-39	1,180,000	1,013,317
Los Angeles Department of Water & Power Series D	5.000	07-01-44	1,000,000	1,013,189
Los Angeles Department of Water & Power Series D	5.000	07-01-52	1,000,000	1,087,414
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,875,000	1,826,192
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	962,339
Moreno Valley Unified School District Series C, GO (C)	3.000	08-01-50	2,000,000	1,484,752
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,300,000	1,392,618
Mountain View-Whisman School District Election 2020, Series B, GO	4.000	09-01-42	250,000	249,700
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,787,484
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,520,728
Oak Grove School District Election 2022, Series A-2, GO	4.000	08-01-49	2,000,000	1,895,712
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	$1,571,919
Ontario Public Financing Authority Civic Center Improvements, Series A (C)	5.000	11-01-52	1,500,000	1,626,181
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	2,000,000	2,026,847
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	501,706
Pacifica School District Series C, GO (A)(C)	3.395	08-01-26	1,000,000	890,531
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,024,119
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	2,535,000	1,842,531
Regents of the University of California Medical Center Pooled Revenue Series P	4.000	05-15-43	2,000,000	1,897,738
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,200,048
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	4.250	09-01-42	1,000,000	1,000,264
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	5.250	09-01-52	500,000	553,630
River Islands Public Financing Authority Lathrop Irrigation District (C)	4.000	09-01-35	1,125,000	1,149,955
Riverside County Transportation Route 91 Express Lanes, Series C	4.000	06-01-47	1,750,000	1,605,227
Riverside County Transportation Commission Series A	5.750	06-01-48	1,000,000	1,006,562
Sacramento Municipal Utility District Series H	4.000	08-15-45	1,000,000	970,257
Salinas Union High School District Certificates of Participation, Workforce Housing Project (C)	4.125	06-01-42	275,000	270,768
Salinas Union High School District Series A, GO	4.000	08-01-47	1,500,000	1,428,350
San Bernardino Community College District Election of 2008, Series B, GO (A)	4.576	08-01-44	1,530,000	578,542
San Bernardino County Transportation Authority Series A	4.000	03-01-38	2,240,000	2,303,029
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	1,867,744
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,320,000	1,246,557
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	980,000	1,015,688
San Diego Unified School District Election 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,458,485
San Diego Unified School District Series I, GO (A)	4.436	07-01-39	1,250,000	608,823
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	2,810,000	2,895,722
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	3,000,000	3,010,076
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,610,295
San Francisco City & County Airport Commission Series 2020-B	4.000	05-01-37	1,215,000	1,203,330
San Francisco City & County Airport Commission Series A, AMT (E)	5.000	05-01-38	1,000,000	1,074,091
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-49	1,500,000	1,526,829
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	2,000,000	$2,042,698
San Francisco City & County Public Utilities Commission Power Revenue Local Water, Series C	4.000	11-01-50	1,500,000	1,455,153
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,545,233
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,500,000	1,451,064
San Francisco City & County Redevelopment Successor Agency Community Facilities District No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,253,088
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	775,000	795,589
San Joaquin Area Flood Control Agency Smith Canal Area Assessment (C)	3.250	10-01-40	1,000,000	860,381
San Joaquin Hills Transportation Corridor Agency Series A	4.000	01-15-50	1,000,000	912,772
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-37	490,000	489,151
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-38	460,000	455,890
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-39	730,000	717,418
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,109,574
San Mateo Foster City Public Financing Authority Clean Water Program	5.000	08-01-49	2,000,000	2,151,722
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	2,185,000	2,239,444
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	2,185,000	2,239,281
Santa Ana Unified School District 2018 Election, Series C, GO	4.000	08-01-44	2,000,000	1,938,734
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,106,925
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,420,000	1,383,044
Santa Margarita Water District Community Facilities District No. 2013-1	5.625	09-01-43	745,000	748,805
Santa Maria Joint Union High School District Election 2016, GO	3.000	08-01-41	1,000,000	814,922
Santa Monica Community College District Series B, GO	4.000	08-01-45	2,000,000	1,965,684
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	453,080
South Placer Wastewater Authority Wastewater Revenue	5.000	11-01-34	430,000	512,191
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,019,703
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,086,244
Southwestern Community College District Series D, GO	3.000	08-01-41	2,000,000	1,629,843
State of California Series CU, GO	4.850	12-01-46	1,000,000	1,063,390
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,368,650
Sweetwater Union High School District Election 2018, Series A-1, GO	5.000	08-01-52	500,000	537,910
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	793,756
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	$374,819
University of California Series AZ	5.000	05-15-48	1,500,000	1,589,458
University of California Series BK	5.000	05-15-52	1,720,000	1,874,189
University of California Series BM	5.000	05-15-39	1,000,000	1,129,208
Vista Unified School District Series B, GO (C)	4.250	08-01-44	1,500,000	1,500,130
Vista Unified School District Series B, GO (C)	5.000	08-01-42	1,000,000	1,105,120
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,618,299
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,007,730
Windsor Unified School District Election 2016, GO (C)	4.000	08-01-46	2,100,000	2,018,029
Yorba Linda Water District Public Financing Corp. Series A	4.000	10-01-52	1,130,000	1,078,259
Puerto Rico 1.4%				3,790,117
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (A)	4.937	07-01-31	1,500,000	997,874
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	5.000	07-01-58	1,500,000	1,387,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (A)	5.997	07-01-51	3,450,000	646,634
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	757,659

	Shares	Value
Closed-end funds 0.4%		$1,093,650
(Cost $1,039,842)
Invesco California Value Municipal Income Trust	115,000	1,093,650

	Yield (%)	Shares	Value
Short-term investments 3.1%			$8,037,118
(Cost $8,037,439)
Short-term funds 3.1%
John Hancock Collateral Trust (F)	4.5832(G)	804,074	8,037,118
Total investments (Cost $278,741,024) 101.6%			$268,823,198
Other assets and liabilities, net (1.6%)			(4,165,288)
Total net assets 100.0%			$264,657,910

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-23.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	9

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	7.4
Build America Mutual Assurance Company	4.5
National Public Finance Guarantee Corp.	1.9
California Mortgage Insurance	1.2
TOTAL	15.0
The fund had the following sector composition as a percentage of net assets on 2-28-23:
General obligation bonds	17.8%
Revenue bonds	80.3%
Health care	13.3%
Other revenue	13.1%
Facilities	9.0%
Water and sewer	7.7%
Education	7.5%
Tobacco	6.5%
Airport	6.2%
Transportation	4.7%
Housing	4.4%
Development	4.3%
Utilities	3.2%
Pollution	0.4%
Closed-end funds	0.4%
Short-term investments and other	1.5%
TOTAL	100.0%
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$259,692,430	—	$259,692,430	—
Closed-end funds	1,093,650	$1,093,650	—	—
Short-term investments	8,037,118	8,037,118	—	—
Total investments in securities	$268,823,198	$9,130,768	$259,692,430	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	804,074	—	$60,997,889	$(52,964,814)	$4,364	$(321)	$147,449	—	$8,037,118
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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